Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
December 31, 2022
FBF-Y20-NPRT3-0323
1.9892466.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $1,064,336)	1,070,000	1,064,626

Domestic Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	3,641,069	36,337,873
Fidelity Series Commodity Strategy Fund (c)	49,025	5,164,256
Fidelity Series Large Cap Growth Index Fund (c)	1,693,359	22,911,147
Fidelity Series Large Cap Stock Fund (c)	1,535,970	25,389,580
Fidelity Series Large Cap Value Index Fund (c)	3,426,367	47,249,601
Fidelity Series Small Cap Opportunities Fund (c)	993,300	11,591,816
Fidelity Series Small Capital Core Fund (c)	8,251	80,781
Fidelity Series Value Discovery Fund (c)	1,181,431	17,437,924
TOTAL DOMESTIC EQUITY FUNDS (Cost $166,473,450)		166,162,978

International Equity Funds - 24.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	872,920	11,461,442
Fidelity Series Emerging Markets Fund (c)	823,619	6,374,813
Fidelity Series Emerging Markets Opportunities Fund (c)	3,674,590	57,397,098
Fidelity Series International Growth Fund (c)	1,781,790	25,408,321
Fidelity Series International Index Fund (c)	1,035,775	10,616,695
Fidelity Series International Small Cap Fund (c)	535,383	7,945,087
Fidelity Series International Value Fund (c)	2,531,215	25,388,090
Fidelity Series Overseas Fund (c)	2,339,667	25,408,785
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $178,570,854)		170,000,331

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,655,880	15,366,564
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,371,358	56,759,453
Fidelity Series Corporate Bond Fund (c)	4,220,409	37,603,843
Fidelity Series Emerging Markets Debt Fund (c)	491,674	3,608,888
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	137,049	1,190,958
Fidelity Series Floating Rate High Income Fund (c)	76,896	675,150
Fidelity Series Government Bond Index Fund (c)	6,084,752	55,492,939
Fidelity Series High Income Fund (c)	449,555	3,623,413
Fidelity Series International Developed Markets Bond Index Fund (c)	3,201,304	26,922,969
Fidelity Series Investment Grade Bond Fund (c)	5,790,282	57,034,274
Fidelity Series Investment Grade Securitized Fund (c)	4,486,658	39,841,526
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,187,566	30,399,136
Fidelity Series Real Estate Income Fund (c)	160,228	1,512,551
TOTAL BOND FUNDS (Cost $388,932,563)		330,031,664

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	1,186,453	1,186,690
Fidelity Series Government Money Market Fund 4.35% (c)(e)	3,531,512	3,531,512
Fidelity Series Short-Term Credit Fund (c)	169,547	1,619,178
Fidelity Series Treasury Bill Index Fund (c)	968,892	9,640,477
TOTAL SHORT-TERM FUNDS (Cost $16,055,580)		15,977,857

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $751,096,783)	683,237,456
NET OTHER ASSETS (LIABILITIES) - 0.0%	62,060
NET ASSETS - 100.0%	683,299,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	94	Mar 2023	10,555,906	(28,319)	(28,319)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	16	Mar 2023	1,726,875	(12,876)	(12,876)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	30	Mar 2023	4,029,375	8,485	8,485

TOTAL PURCHASED					(32,710)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	29	Mar 2023	5,598,450	156,367	156,367
MSCI EAFE Index Future (United States)	37	Mar 2023	3,606,390	58,164	58,164
MSCI Emerging Markets Index Future (United States)	46	Mar 2023	2,206,620	20,829	20,829

TOTAL SOLD					235,360

TOTAL FUTURES CONTRACTS					202,650
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,064,626.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	529,934	8,232,223	7,575,467	15,009	-	-	1,186,690	0.0%
Total	529,934	8,232,223	7,575,467	15,009	-	-	1,186,690

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,145,917	10,809,231	3,492,569	747,018	(8,799)	(1,087,216)	15,366,564
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	56,633,688	24,154,535	11,468,685	3,569,092	(876,542)	(11,683,543)	56,759,453
Fidelity Series Blue Chip Growth Fund	43,522,692	16,926,823	10,425,972	1,267,022	(1,709,328)	(11,976,342)	36,337,873
Fidelity Series Canada Fund	15,125,428	2,200,251	3,645,461	363,112	(49,139)	(2,169,637)	11,461,442
Fidelity Series Commodity Strategy Fund	12,106,241	7,381,494	7,945,476	5,630,246	(1,370,270)	(5,007,733)	5,164,256
Fidelity Series Corporate Bond Fund	46,576,379	7,964,349	11,701,391	1,040,268	(925,249)	(4,310,245)	37,603,843
Fidelity Series Emerging Markets Debt Fund	4,028,694	718,109	699,051	157,488	(84,806)	(354,058)	3,608,888
Fidelity Series Emerging Markets Debt Local Currency Fund	1,366,372	138,479	262,437	-	(28,979)	(22,477)	1,190,958
Fidelity Series Emerging Markets Fund	7,702,820	1,519,853	1,623,946	161,442	(207,322)	(1,016,592)	6,374,813
Fidelity Series Emerging Markets Opportunities Fund	69,418,322	13,899,026	15,871,224	1,379,697	(2,297,820)	(7,751,206)	57,397,098
Fidelity Series Floating Rate High Income Fund	823,575	169,286	283,792	34,663	(10,187)	(23,732)	675,150
Fidelity Series Government Bond Index Fund	65,160,081	11,812,855	16,138,658	778,229	(873,444)	(4,467,895)	55,492,939
Fidelity Series Government Money Market Fund 4.35%	4,161,117	3,622,215	4,251,820	44,585	-	-	3,531,512
Fidelity Series High Income Fund	4,909,390	594,750	1,367,314	189,762	(114,731)	(398,682)	3,623,413
Fidelity Series Inflation-Protected Bond Index Fund	8,905,559	228,884	8,944,353	74,825	177,964	(368,054)	-
Fidelity Series International Developed Markets Bond Index Fund	25,996,419	9,875,616	6,096,562	208,736	(399,815)	(2,452,689)	26,922,969
Fidelity Series International Growth Fund	30,417,235	5,987,232	6,914,273	869,591	(944,568)	(3,137,305)	25,408,321
Fidelity Series International Index Fund	12,828,800	2,156,032	3,092,355	278,948	(285,017)	(990,765)	10,616,695
Fidelity Series International Small Cap Fund	9,554,843	1,511,096	1,518,862	478,899	(255,632)	(1,346,358)	7,945,087
Fidelity Series International Value Fund	30,856,233	5,748,293	8,650,342	851,654	(471,219)	(2,094,875)	25,388,090
Fidelity Series Investment Grade Bond Fund	68,533,019	11,918,494	17,093,163	1,437,256	(996,434)	(5,327,642)	57,034,274
Fidelity Series Investment Grade Securitized Fund	48,012,139	7,944,517	12,236,620	741,008	(666,008)	(3,212,502)	39,841,526
Fidelity Series Large Cap Growth Index Fund	27,419,894	8,174,657	6,268,047	321,633	(87,341)	(6,328,016)	22,911,147
Fidelity Series Large Cap Stock Fund	30,598,070	7,209,832	8,645,990	1,712,743	225,211	(3,997,543)	25,389,580
Fidelity Series Large Cap Value Index Fund	58,570,718	9,134,809	14,901,718	1,704,823	1,053,466	(6,607,674)	47,249,601
Fidelity Series Long-Term Treasury Bond Index Fund	35,431,350	9,223,750	5,973,823	643,868	(718,991)	(7,563,150)	30,399,136
Fidelity Series Overseas Fund	30,718,970	5,632,067	6,771,465	457,961	(684,020)	(3,486,767)	25,408,785
Fidelity Series Real Estate Income Fund	2,958,695	523,374	1,565,666	167,350	(94,419)	(309,433)	1,512,551
Fidelity Series Short-Term Credit Fund	4,170,295	381,553	2,881,749	26,530	(77,088)	26,167	1,619,178
Fidelity Series Small Cap Opportunities Fund	14,722,732	2,341,865	3,484,819	598,527	(187,522)	(1,800,440)	11,591,816
Fidelity Series Small Capital Core Fund	-	80,781	-	-	-	-	80,781
Fidelity Series Treasury Bill Index Fund	12,484,851	6,107,882	8,932,860	113,220	(598)	(18,798)	9,640,477
Fidelity Series Value Discovery Fund	21,655,267	3,542,621	6,243,441	915,895	345,183	(1,861,706)	17,437,924
	814,515,805	199,634,611	219,393,904	26,966,091	(12,623,464)	(101,146,908)	680,986,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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